Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		35 Months Ended	38 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
OPERATING ACTIVITIES
Net loss	$ 1,712	$ (12,160)	$ (26,060)	$ (21,254)	$ (110,817)	$ (109,105)
Adjustments to reconcile net loss to net cash used by operating activities:
Increase (decrease) In accounts payable and accrued expenses	(4,543)	0	2,253	2,000	7,753	3,210
Net Cash Used in Operating Activities	(2,831)	(12,160)	(23,807)	(19,254)	(103,064)	(105,895)
INVESTING ACTIVITIES
Net Cash Used in Investing Activities	0	0				0
FINANCING ACTIVITIES
Proceeds from Notes Payable - Related Parties	4,300	12,225	23,875	18,550	42,425	46,725
Common stock issued for cash	0	0			60,720	60,720
Net Cash Provided by Financing Activities	4,300	12,225	23,875	18,550	103,145	107,445
NET INCREASE (DECREASE) IN CASH	1,469	65	68	(704)	81	1,550
CASH AT BEGINNING OF PERIOD	81	13	13	717
CASH AT END OF PERIOD	1,550	78	81	13	81	1,550
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION CASH PAID FOR:
Interest	0	0				0
Income Taxes	$ 0	$ 0				$ 0